ONEFUND S&P 500®
Schedule of Investments
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% Shares Fair Value
Communications — 10.24%
Alphabet, Inc., Class A 15,481 $ 2,728,216
Alphabet, Inc., Class C 12,683 2,249,837
AT&T, Inc. 18,851 545,549
Booking Holdings, Inc. 88 509,453
Charter Communications, Inc., Class A
(a)
257 105,064
Comcast Corp., Class A 10,015 357,436
Electronic Arts, Inc. 630 100,611
Fox Corp., Class A 631 35,361
Fox Corp., Class B 349 18,019
GoDaddy, Inc., Class A
(a)
368 66,262
Interpublic Group of Companies, Inc. 1,012 24,774
Match Group, Inc. 716 22,117
Meta Platforms, Inc., Class A 5,774 4,261,731
Netflix, Inc.
(a)
1,136 1,521,252
News Corp., Class A 1,005 29,869
News Corp., Class B 303 10,396
Omnicom Group, Inc. 516 37,121
Paramount Global, Class B 1,283 16,551
Take-Two Interactive Software, Inc.
(a)
411 99,811
T-Mobile US, Inc. 1,271 302,828
VeriSign, Inc.
(a)
222 64,114
Verizon Communications, Inc. 11,231 485,965
Walt Disney Co. (The) 4,809 596,364
Warner Bros. Discovery, Inc.
(a)
5,746 65,849
14,254,550
Consumer Discretionary — 10.22%
Airbnb, Inc., Class A
(a)
1,124 148,750
Amazon.com, Inc.
(a)
24,686 5,415,862
Aptiv PLC
(a)
732 49,937
AutoZone, Inc.
(a)
45 167,050
Axon Enterprise, Inc.
(a)
183 151,513
Best Buy Co., Inc. 499 33,498
Builders FirstSource, Inc.
(a)
325 37,924
Caesars Entertainment, Inc.
(a)
569 16,154
CarMax, Inc.
(a)
417 28,027
Carnival Corp.
(a)
2,647 74,434
Chipotle Mexican Grill, Inc.
(a)
3,597 201,972
Copart, Inc.
(a)
2,256 110,702
D.R. Horton, Inc. 784 101,074
Darden Restaurants, Inc. 311 67,789
Deckers Outdoor Corp.
(a)
401 41,331
Domino's Pizza, Inc. 93 41,906
DoorDash, Inc., Class A
(a)
882 217,422
eBay, Inc. 1,343 100,000
Expedia Group, Inc. 339 57,183

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% - continued Shares Fair Value
Consumer Discretionary — 10.22% - continued
Ford Motor Co. 10,247 $ 111,180
General Motors Co. 2,969 146,104
Genuine Parts Co. 365 44,278
Hasbro, Inc. 345 25,468
Hilton Worldwide Holdings, Inc. 660 175,784
Home Depot, Inc. (The) 2,652 972,329
Las Vegas Sands Corp. 974 42,379
Lennar Corp., Class A 648 71,675
Live Nation Entertainment, Inc.
(a)
371 56,125
LKQ Corp. 707 26,166
Lowe's Companies, Inc. 1,498 332,361
Lululemon Athletica, Inc.
(a)
298 70,799
Marriott International, Inc., Class A 637 174,035
Masco Corp. 581 37,393
McDonald's Corp. 1,907 557,167
MGM Resorts International
(a)
718 24,692
Mohawk Industries, Inc.
(a)
140 14,678
NIKE, Inc., Class B 3,157 224,272
Norwegian Cruise Lines Holdings Ltd.
(a)
1,126 22,835
NVR, Inc.
(a)
8 59,085
O'Reilly Automotive, Inc.
(a)
2,257 203,423
Pool Corp. 102 29,731
PulteGroup, Inc. 553 58,319
Ralph Lauren Corp. 102 27,977
Ross Stores, Inc. 870 110,995
Royal Caribbean Cruises Ltd. 619 193,834
Starbucks Corp. 2,941 269,483
Tapestry, Inc. 597 52,423
Tesla, Inc.
(a)
7,329 2,328,131
TJX Companies, Inc. (The) 2,970 366,765
TKO Group Holdings, Inc. 185 33,661
Tractor Supply Co. 1,399 73,825
Ulta Beauty, Inc.
(a)
124 58,010
Williams-Sonoma, Inc. 310 50,645
Wynn Resorts Ltd. 251 23,511
Yum! Brands, Inc. 646 95,724
14,227,790
Consumer Staples — 5.52%
Altria Group, Inc. 4,484 262,897
Archer-Daniels-Midland Co. 1,391 73,417
Brown-Forman Corp., Class B 477 12,836
Bunge Global SA 383 30,747
Campbell Soup Co. 520 15,938
Church & Dwight Co., Inc. 643 61,799
Clorox Co. (The) 325 39,023
Coca-Cola Co. (The) 10,387 734,880

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% - continued Shares Fair Value
Consumer Staples — 5.52% - continued
Colgate-Palmolive Co. 2,148 $ 195,253
Conagra Brands, Inc. 1,264 25,874
Constellation Brands, Inc., Class A 420 68,326
Costco Wholesale Corp. 1,165 1,153,281
Dollar General Corp. 564 64,510
Dollar Tree, Inc.
(a)
547 54,175
Estee Lauder Companies, Inc. (The), Class A 607 49,046
General Mills, Inc. 1,490 77,197
Hershey Co. (The) 391 64,886
Hormel Foods Corp. 767 23,202
J.M. Smucker Co. (The) 280 27,496
Kellogg Co. 689 54,796
Kenvue, Inc. 4,536 94,938
Keurig Dr Pepper, Inc. 2,714 89,725
Kimberly-Clark Corp. 884 113,965
Kraft Heinz Co. (The) 2,053 53,008
Kroger Co. (The) 1,733 124,308
Lamb Weston Holdings, Inc. 381 19,755
McCormick & Co., Inc., Non-Voting Shares 655 49,662
Molson Coors Brewing Co., Class B 490 23,564
Mondelez International, Inc., Class A 3,463 233,545
Monster Beverage Corp.
(a)
1,913 119,830
PepsiCo, Inc. 3,627 478,909
Philip Morris International, Inc. 4,156 756,932
Procter & Gamble Co. (The) 6,302 1,004,035
Sysco Corp. 1,305 98,841
Target Corp. 1,216 119,958
Tyson Foods, Inc., Class A 747 41,787
Walgreens Boots Alliance, Inc. 1,906 21,881
Wal-Mart Stores,Inc. 11,704 1,144,418
7,678,640
Energy — 3.04%
APA Corp. 805 14,723
Baker Hughes Co., Class A 2,583 99,033
Chesapeake Energy Corp. 597 69,813
Chevron Corp. 4,538 649,797
ConocoPhillips 3,440 308,706
Coterra Energy, Inc. 1,966 49,897
Devon Energy Corp. 1,672 53,186
Diamondback Energy, Inc. 465 63,891
Enphase Energy, Inc.
(a)
358 14,195
EOG Resources, Inc. 1,494 178,697
EQT Corp. 1,090 63,569
Exxon Mobil Corp. 11,967 1,290,043
First Solar, Inc.
(a)
282 46,682
Halliburton Co. 2,322 47,322

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% - continued Shares Fair Value
Energy — 3.04% - continued
Hess Corp. 723 $ 100,164
Kinder Morgan, Inc. 5,059 148,735
Marathon Petroleum Corp. 962 159,798
Occidental Petroleum Corp. 1,733 72,803
ONEOK, Inc. 1,525 124,486
Phillips 66 1,123 133,974
Schlumberger Ltd. 3,728 126,006
Targa Resources Corp. 585 101,837
Texas Pacific Land Corp. 1 1,056
Valero Energy Corp. 894 120,171
Williams Companies, Inc. (The) 3,141 197,286
4,235,870
Financials — 13.57%
Aflac, Inc. 1,375 145,008
Allstate Corp. (The) 687 138,300
American Express Co. 1,477 471,134
American International Group, Inc. 1,835 157,058
Ameriprise Financial, Inc. 263 140,371
Aon PLC, Class A 571 203,709
Apollo Global Management, Inc. 36 5,107
Arch Capital Group Ltd.
(a)
961 87,499
Arthur J. Gallagher & Co. 568 181,828
Assurant, Inc. 138 27,254
Bank of America Corp. 18,055 854,363
Bank of New York Mellon Corp. (The) 1,983 180,671
Berkshire Hathaway, Inc., Class B
(a)
4,908 2,384,158
BlackRock, Inc. 365 382,976
Blackstone Group L.P. (The), Class A 1,894 283,305
Brown & Brown, Inc. 617 68,407
Capital One Financial Corp. 1,662 353,607
Cboe Global Markets, Inc. 275 64,133
Charles Schwab Corp. (The) 3,932 358,756
Chubb Ltd. 987 285,953
Cincinnati Financial Corp. 405 60,313
Citigroup, Inc. 5,013 426,707
Citizens Financial Group, Inc. 1,215 54,371
CME Group, Inc. 935 257,705
Coinbase Global, Inc., Class A
(a)
587 205,738
ERIE Indemnity Co., Class A 67 23,235
Everest Re Group, Ltd. 114 38,743
Fifth Third Bancorp 1,765 72,594
Franklin Resources, Inc. 793 18,913
Globe Life, Inc. 225 27,965
Goldman Sachs Group, Inc. (The) 829 586,725
Hartford Financial Services Group, Inc. (The) 783 99,339
Huntington Bancshares, Inc. 3,731 62,532

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% - continued Shares Fair Value
Financials — 13.57% - continued
Intercontinental Exchange, Inc. 1,509 $ 276,856
Invesco Ltd. 1,188 18,735
JPMorgan Chase & Co. 7,619 2,208,824
KeyCorp 2,446 42,609
KKR & Co. LP 1,773 235,862
Loews Corp. 482 44,180
M&T Bank Corp. 431 83,610
Marsh & McLennan Companies, Inc. 1,292 282,482
MasterCard, Inc., Class A 2,209 1,241,326
MetLife, Inc. 1,602 128,833
Moody's Corp. 411 206,153
Morgan Stanley 3,230 454,978
MSCI, Inc. 206 118,808
Nasdaq, Inc. 884 79,047
Northern Trust Corp. 527 66,818
PayPal Holdings, Inc.
(a)
2,651 197,022
PNC Financial Services Group, Inc. (The) 1,044 194,623
Principal Financial Group, Inc. 565 44,878
Progressive Corp. (The) 1,538 410,431
Prudential Financial, Inc. 948 101,853
Raymond James Financial, Inc. 493 75,611
Regions Financial Corp. 2,411 56,707
S&P Global, Inc. 841 443,451
State Street Corp. 793 84,328
Synchrony Financial 1,060 70,744
T. Rowe Price Group, Inc. 576 55,584
Travelers Companies, Inc. (The) 598 159,989
Truist Financial Corp. 3,487 149,906
U.S. Bancorp 4,101 185,570
Visa, Inc., Class A 4,469 1,586,719
W.R. Berkley Corp. 777 57,086
Wells Fargo & Co. 9,168 734,540
Willis Towers Watson PLC 263 80,610
18,887,250
Health Care — 9.35%
Abbott Laboratories 4,669 635,030
AbbVie, Inc. 4,725 877,054
Agilent Technologies, Inc. 764 90,160
Align Technology, Inc.
(a)
188 35,594
AmerisourceBergen Corp. 434 130,135
Amgen, Inc. 1,394 389,219
Baxter International, Inc. 1,325 40,121
Becton, Dickinson and Co. 760 130,910
Biogen, Inc.
(a)
373 46,845
Bio-Techne Corp. 416 21,403
Boston Scientific Corp.
(a)
3,872 415,892

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% - continued Shares Fair Value
Health Care — 9.35% - continued
Bristol-Myers Squibb Co. 5,330 $ 246,726
Cardinal Health, Inc. 639 107,352
Centene Corp.
(a)
1,402 76,101
Charles River Laboratories International, Inc.
(a)
135 20,484
Cigna Corp. 733 242,315
Cooper Companies, Inc. (The)
(a)
512 36,434
CVS Health Corp. 3,308 228,186
Danaher Corp. 1,689 333,645
DaVita, Inc.
(a)
141 20,085
DexCom, Inc.
(a)
999 87,203
Edwards LifeSciences Corp.
(a)
1,590 124,354
Elevance Health, Inc. 610 237,266
Eli Lilly & Co. 2,121 1,653,384
GE HealthCare Technologies, Inc. 1,050 77,774
Gilead Sciences, Inc. 3,229 357,999
HCA Healthcare, Inc. 488 186,953
Henry Schein, Inc.
(a)
344 25,129
Hologic, Inc.
(a)
621 40,464
Humana, Inc. 323 78,967
IDEXX Laboratories, Inc.
(a)
213 114,240
Incyte Corp.
(a)
491 33,437
Insulet Corp.
(a)
186 58,437
Intuitive Surgical, Inc.
(a)
930 505,371
IQVIA Holdings, Inc.
(a)
479 75,486
Johnson & Johnson 6,436 983,099
Labcorp Holdings, Inc. 221 58,015
McKesson Corp. 342 250,610
Medtronic PLC 3,372 293,937
Merck & Co., Inc. 6,773 536,151
Mettler-Toledo International, Inc.
(a)
57 66,959
Moderna, Inc.
(a)
878 24,224
Molina Healthcare, Inc.
(a)
151 44,983
PerkinElmer, Inc. 327 31,627
Pfizer, Inc. 14,705 356,449
Quest Diagnostics, Inc. 290 52,093
Regeneron Pharmaceuticals, Inc.
(a)
274 143,850
ResMed, Inc. 386 99,588
Solventum Corp.
(a)
365 27,682
STERIS PLC 260 62,457
Stryker Corp. 901 356,463
Thermo Fisher Scientific, Inc. 1,024 415,191
UnitedHealth Group, Inc. 2,458 766,821
Universal Health Services, Inc., Class B 162 29,346
Vertex Pharmaceuticals, Inc.
(a)
668 297,394
Viatris, Inc. 3,186 28,451
Waters Corp.
(a)
153 53,403

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% - continued Shares Fair Value
Health Care — 9.35% - continued
West Pharmaceutical Services, Inc. 112 $ 24,506
Zimmer Biomet Holdings, Inc. 544 49,618
Zoetis, Inc., Class A 1,196 186,516
13,019,588
Industrials — 7.93%
3M Co. 1,443 219,682
A.O. Smith Corp. 324 21,245
Allegion PLC 232 33,436
AMETEK, Inc. 606 109,662
Amphenol Corp., Class A 3,165 312,544
Boeing Co. (The)
(a)
1,547 324,143
Carrier Global Corp. 2,204 161,311
Caterpillar, Inc. 1,302 505,449
CH Robinson Worldwide, Inc. 308 29,553
Cintas Corp. 888 197,909
CSX Corp. 5,026 163,998
Cummins, Inc. 372 121,830
Deere & Co. 673 342,214
Delta Air Lines, Inc. 1,660 81,639
Dover Corp. 365 66,879
Eaton Corp. PLC 1,046 373,412
Emerson Electric Co. 1,494 199,195
Expeditors International of Washington, Inc. 378 43,187
Fastenal Co. 2,967 124,614
FedEx Corp. 602 136,841
Fortive Corp. 915 47,699
GE Vernova LLC 723 382,574
Generac Holdings, Inc.
(a)
163 23,343
General Dynamics Corp. 677 197,454
General Electric Co. 2,894 744,887
Honeywell International, Inc. 1,689 393,334
Howmet Aerospace Inc. 1,024 190,597
Hubbell, Inc. 140 57,177
Huntington Ingalls Industries, Inc. 104 25,112
IDEX Corp. 198 34,763
Illinois Tool Works, Inc. 710 175,548
Ingersoll Rand, Inc. 1,071 89,086
Jacobs Solutions, Inc. 332 43,641
JB Hunt Transport Services, Inc. 215 30,874
Johnson Controls International PLC 1,758 185,680
Keysight Technologies, Inc.
(a)
460 75,376
L3Harris Technologies, Inc. 498 124,918
Lennox International, Inc. 3 1,720
Lockheed Martin Corp., Class B 557 257,969
Nordson Corp. 144 30,869
Norfolk Southern Corp. 592 151,534

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% - continued Shares Fair Value
Industrials — 7.93% - continued
Northrop Grumman Corp. 362 $ 180,993
Old Dominion Freight Line, Inc. 465 75,470
Otis Worldwide Corp. 1,064 105,357
PACCAR, Inc. 1,350 128,331
Parker-Hannifin Corp. 338 236,083
Pentair PLC 437 44,862
Quanta Services, Inc. 381 144,049
Ralliant Corp.
(a)
305 14,789
Republic Services, Inc. 536 132,183
Rockwell Automation, Inc. 301 99,983
Rollins, Inc. 742 41,864
Roper Technologies, Inc. 275 155,881
RTX Corp. 3,497 510,631
Snap-on, Inc. 138 42,943
Southwest Airlines Co. 1,555 50,444
Stanley Black & Decker, Inc. 406 27,507
TE Connectivity PLC 811 136,791
Teledyne Technologies, Inc.
(a)
123 63,014
Textron, Inc. 516 41,430
Trane Technologies PLC 595 260,259
Transdigm Group, Inc. 147 223,534
Trimble, Inc.
(a)
657 49,919
Union Pacific Corp. 1,600 368,127
United Airlines Holdings, Inc.
(a)
851 67,765
United Parcel Service, Inc., Class B 1,926 194,410
United Rentals, Inc. 176 132,599
Veralto Corp. 576 58,147
Verisk Analytics, Inc. 375 116,813
W.W. Grainger, Inc. 113 117,547
Wabtec Corp. 391 81,856
Waste Management, Inc. 955 218,522
Xylem, Inc. 627 81,109
11,036,110
Materials — 1.85%
Air Products & Chemicals, Inc. 585 165,005
Albemarle Corp. 310 19,428
Amcor PLC 3,889 35,740
Avery Dennison Corp. 212 37,200
Ball Corp. 831 46,611
CF Industries Holdings, Inc. 504 46,368
Corteva, Inc. 1,835 136,763
Dow, Inc. 1,834 48,564
DuPont de Nemours, Inc. 1,129 77,438
Eastman Chemical Co. 310 23,145
Ecolab, Inc. 663 178,639
Freeport-McMoRan, Inc. 3,751 162,606

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% - continued Shares Fair Value
Materials — 1.85% - continued
International Flavors & Fragrances, Inc. 665 $ 48,911
International Paper Co. 909 42,568
Linde PLC 1,280 600,550
LyondellBasell Industries N.V., Class A 668 38,650
Martin Marietta Materials, Inc. 162 88,932
Mosaic Co. (The) 863 31,482
Newmont Corp. 3,012 175,479
Nucor Corp. 645 83,553
Packaging Corporation of America 232 43,720
PPG Industries, Inc. 619 70,411
Sherwin-Williams Co. (The) 610 209,450
Smurfit WestRock PLC 678 29,256
Steel Dynamics, Inc. 390 49,924
Vulcan Materials Co. 347 90,504
2,580,897
Real Estate — 1.93%
Alexandria Real Estate Equities, Inc. 416 30,214
American Tower Corp. 1,228 271,413
AvalonBay Communities, Inc. 371 75,499
Boston Properties, Inc. 381 25,706
Camden Property Trust 282 31,779
CBRE Group, Inc., Class A
(a)
781 109,434
Crown Castle International Corp. 1,138 116,907
Digital Realty Trust, Inc. 792 138,069
Equinix, Inc. 248 197,277
Equity Residential 900 60,741
Essex Property Trust, Inc. 168 47,611
Extra Space Storage, Inc. 555 81,829
Federal Realty Investment Trust 194 18,428
Healthpeak Properties, Inc. 1,871 32,761
Host Hotels & Resorts, Inc. 1,865 28,646
Invitation Homes, Inc. 1,502 49,266
Iron Mountain, Inc. 767 78,671
Kimco Realty Corp. 1,762 37,037
Mid-America Apartment Communities, Inc. 304 44,995
Prologis, Inc. 2,433 255,757
Public Storage 413 121,182
Realty Income Corp. 2,179 125,532
Regency Centers Corp. 435 30,985
SBA Communications Corp., Class A 277 65,051
Simon Property Group, Inc. 851 136,807
UDR, Inc. 801 32,705
Ventas, Inc. 1,056 66,686
VICI Properties, Inc. 2,730 88,998
Welltower, Inc. 1,529 235,053

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% - continued Shares Fair Value
Real Estate — 1.93% - continued
Weyerhaeuser Co. 1,917 $ 49,248
2,684,287
Technology — 33.65%
Accenture PLC, Class A 1,682 502,733
Adobe, Inc.
(a)
1,168 451,876
Advanced Micro Devices, Inc.
(a)
4,286 608,183
Akamai Technologies, Inc.
(a)
398 31,744
Amentum Holdings, Inc.
(a)
20 464
Analog Devices, Inc. 1,288 306,570
ANSYS, Inc.
(a)
224 78,673
Apple, Inc. 40,146 8,236,755
Applied Materials, Inc. 2,148 393,234
Arista Networks, Inc.
(a)
2,706 276,851
Autodesk, Inc.
(a)
553 171,192
Automatic Data Processing, Inc. 1,058 326,287
Broadcom, Inc. 12,291 3,388,014
Broadridge Financial Solutions, Inc. 309 75,096
Cadence Design Systems, Inc.
(a)
711 219,095
CDW Corp. 344 61,435
Cisco Systems, Inc. 10,646 738,619
Cognizant Technology Solutions Corp., Class A 1,291 100,737
Corning, Inc. 2,017 106,074
Corpay, Inc.
(a)
190 63,046
CoStar Group, Inc.
(a)
1,059 85,144
Crowdstrike Holdings, Inc., Class A
(a)
601 306,095
Dayforce, Inc.
(a)
414 22,931
Dell Technologies, Inc., Class C 749 91,827
EPAM Systems, Inc.
(a)
153 27,053
Equifax, Inc. 325 84,295
F5, Inc.
(a)
152 44,737
FactSet Research Systems, Inc. 101 45,175
Fair Isaac Corp.
(a)
66 120,645
Fidelity National Information Services, Inc. 1,552 126,349
Fiserv, Inc.
(a)
1,512 260,684
Fortinet, Inc.
(a)
1,645 173,909
Garmin Ltd. 397 82,862
Gartner, Inc.
(a)
205 82,865
Gen Digital, Inc. 1,481 43,541
Global Payments, Inc. 681 54,507
Hewlett Packard Enterprise Co. 3,394 69,407
HP, Inc. 2,292 56,062
Intel Corp. 11,075 248,080
International Business Machines Corp. 2,456 723,981
Intuit, Inc. 723 569,456
Jabil, Inc. 331 72,191
Jack Henry & Associates, Inc. 194 34,953

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% - continued Shares Fair Value
Technology — 33.65% - continued
Juniper Networks, Inc. 851 $ 33,980
KLA Corp. 348 311,718
Lam Research Corp. 3,380 329,009
Leidos Holdings, Inc. 353 55,689
MarketAxess Holdings, Inc. 100 22,334
Microchip Technology, Inc. 1,400 98,518
Micron Technology, Inc. 2,877 354,590
Microsoft Corp. 19,630 9,764,159
Monolithic Power Systems, Inc. 124 90,691
Motorola Solutions, Inc. 439 184,582
NetApp, Inc. 530 56,472
Nvidia Corp. 64,972 10,264,926
NXP Semiconductors NV 666 145,514
ON Semiconductor Corp.
(a)
1,099 57,599
Oracle Corp. 4,289 937,704
Palantir Technologies, Inc., Class A
(a)
5,232 713,227
Palo Alto Networks, Inc.
(a)
1,682 344,204
Paychex, Inc. 829 120,586
Paycom Software, Inc. 127 29,388
PTC, Inc.
(a)
309 53,253
Qualcomm, Inc. 2,931 466,791
Salesforce, Inc. 2,604 710,086
Seagate Technology PLC 502 72,454
ServiceNow, Inc.
(a)
547 562,360
Skyworks Solutions, Inc. 423 31,522
Super Micro Computer, Inc.
(a)
1,253 61,410
Synopsys, Inc.
(a)
397 203,534
Teradyne, Inc. 393 35,339
Texas Instruments, Inc. 2,392 496,627
Tyler Technologies, Inc.
(a)
110 65,212
Uber Technologies, Inc.
(a)
5,522 515,203
Western Digital Corp.
(a)
799 51,128
Workday, Inc., Class A
(a)
17 4,080
Zebra Technologies Corp., Class A
(a)
128 39,470
46,846,786
Utilities — 2.21%
AES Corp. 1,773 18,652
Alliant Energy Corp. 657 39,729
Ameren Corp. 687 65,979
American Electric Power Co., Inc. 1,358 140,906
American Water Works Co., Inc. 507 70,529
Atmos Energy Corp. 395 60,873
CenterPoint Energy, Inc. 1,649 60,584
CMS Energy Corp. 770 53,346
Consolidated Edison, Inc. 906 90,917
Constellation Energy Corp. 811 261,758

ONEFUND S&P 500®
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
COMMON STOCKS — 99.51% - continued Shares Fair Value
Utilities — 2.21% - continued
Dominion Energy, Inc. 2,190 $ 123,779
DTE Energy Co. 538 71,263
Duke Energy Corp. 2,030 239,540
Edison International 1,000 51,600
Entergy Corp. 1,112 92,429
Evergy, Inc. 607 41,841
Eversource Energy 913 58,085
Exelon Corp. 2,581 112,067
FirstEnergy Corp. 1,348 54,270
NextEra Energy, Inc. 5,400 374,869
Nisource, Inc. 1,082 43,648
NRG Energy, Inc. 587 94,260
PG&E Corp. 5,606 78,148
Pinnacle West Capital Corp. 300 26,841
PPL Corp. 1,924 65,204
Public Service Enterprise Group, Inc. 1,309 110,192
Sempra Energy 1,649 124,945
Southern Co. (The) 2,873 263,828
Vistra Energy Corp. 27 5,233
WEC Energy Group, Inc. 830 86,486
Xcel Energy, Inc. 1,428 97,247
3,079,048
Total Common Stocks (Cost $83,566,921) 138,530,816
EXCHANGE-TRADED FUNDS — 0.31% Shares Fair Value
SPDR® S&P 500® ETF Trust 692 427,552
Total Exchange-Traded Funds (Cost $413,191) 427,552
Total Investments — 99.82% (Cost $83,980,112) 138,958,368
Other Assets in Excess of Liabilities — 0.18% 248,648
NET ASSETS — 100.00% $ 139,207,016
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt